Employee share scheme - Legacy GSK share plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	£ 78	£ 59	£ 63
GSK Legacy share plans | Selling, general and administration expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	£ 61	£ 59	£ 63